Business Combination - Disclosure of Detailed Information About Purchase Consideration (Details) (Parenthetical) - $ / shares	Jul. 31, 2018	Jun. 19, 2018
Business Combination
Number of shares issued		2,068,438
Shares issued price per share	$ 6.86	$ 6.86